STOCK OPTION AND STOCK UNIT PLANS (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2014 INCENTIVE STOCK OPTIONS CAD	Dec. 31, 2013 INCENTIVE STOCK OPTIONS CAD	Dec. 31, 2012 INCENTIVE STOCK OPTIONS CAD	Dec. 31, 2014 INCENTIVE STOCK OPTIONS Canadian employees CAD	Dec. 31, 2013 INCENTIVE STOCK OPTIONS Canadian employees CAD	Dec. 31, 2012 INCENTIVE STOCK OPTIONS Canadian employees CAD	Dec. 31, 2014 INCENTIVE STOCK OPTIONS United States employees USD ($)	Dec. 31, 2013 INCENTIVE STOCK OPTIONS United States employees USD ($)	Dec. 31, 2012 INCENTIVE STOCK OPTIONS United States employees USD ($)	Dec. 31, 2014 PERFORMANCE BASED STOCK OPTIONS CAD	Dec. 31, 2013 PERFORMANCE BASED STOCK OPTIONS CAD	Dec. 31, 2012 PERFORMANCE BASED STOCK OPTIONS CAD
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars)	5.53	5.27	4.81	5.45	5.15	4.65	$ 5.35	$ 5.63	$ 5.58	5.77		4.25
Expected option term (in years)	5 years	5 years	5 years							6 years 6 months		8 years
Expected volatility (as a percent)	16.90%	17.40%	19.70%							15.00%		16.10%
Expected dividend yield (as a percent)	2.90%	2.80%	3.00%							2.80%		2.80%
Risk-free interest rate (as a percent)	1.60%	1.20%	1.30%							1.70%		1.60%
Compensation expense (in Canadian dollars)	29	27	23							3	3	2
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted (in Canadian dollars)	42									9
Weighted average period over which compensation cost is expected to be recognized	2 years									3 years